Income taxes (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Income Taxes [Line Items]
Net tax expense / (benefit) recognized in other comprehensive income	$ 40	$ 288
Net tax expense / (benefit) recognized in share premium	(18)	$ (12)	$ (5)
Swiss
Disclosure Income Taxes [Line Items]
Deferred tax expense / (benefit) resulting from the net upward remeasurement of DTAs	(65)
Non-Swiss
Disclosure Income Taxes [Line Items]
Deferred tax expense / (benefit) resulting from the net upward remeasurement of DTAs	(417)
Current tax expense (benefit) from US corporate alternative minimum tax	831
Current tax expense (benefit) from Non-Swiss Subsidiaries and Branches	608
Deferred tax expense / (benefit) resulting from recognition of DTAs for tax credits carried forward	(831)
Deferred tax expense / (benefit) resulting from an increase in DTAs recognition for UBS AG's US branch	(252)
Deferred tax expense / (benefit) of changes in previously recognized tax losses carried forward and deductible temporary differences	$ 500